CONSOLIDATED STATEMENTS OF CHANGES IN SHAREOLDERS EQUITY (DEFICIENCY) - CAD ($)	Total	Share Capital	Reserves Equity-settled Share-bases Payments	Retained Earnings (Accumulated Deficit)
Balance, shares at Jul. 31, 2021		31,205,049
Balance, amount at Jul. 31, 2021	$ 463,515	$ 27,599,806	$ 592,011	$ (27,728,302)
Statement [Line Items]
Flow-through shares issued through exercise of warrants, shares		8,909,092
Flow-through shares issued through exercise of warrants, Amount	445,455	$ 445,455	0	0
Shares issued through exercise of options, Shares		1,000,000
Shares issued through exercise of options, Amount	200,000	$ 400,000	(200,000)	0
Share purchase options	399,140	0	399,140	0
Loss for the year	(997,845)	$ 0	0	(997,845)
Balance, shares at Jul. 31, 2022		41,114,141
Balance, amount at Jul. 31, 2022	510,265	$ 28,445,261	791,151	(28,726,147)
Statement [Line Items]
Share purchase options	640,860	0	640,860	0
Loss for the year	(910,427)	$ 0	0	(910,427)
Private placement of units, Shares		2,750,000
Private placement of units, Amount	550,000	$ 550,000	0	0
Balance, shares at Jul. 31, 2023		43,864,141
Balance, amount at Jul. 31, 2023	$ 790,698	$ 28,995,261	$ 1,432,011	$ (29,636,574)